Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net unrealized gains (losses) on investments	¥ 0	¥ 0	¥ 0	¥ 0
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(1,099)	109	(1,163)	902
Reclassification adjustment included in net income, tax	(135)	1,032	458	1,505
Foreign currency translation adjustments
Net unrealized gains (losses), tax	4,338	(1,107)	2,997	(4,573)
Reclassification adjustment included in net income, tax	111	185	378	864
Defined benefit pension plans
Net unrealized gains (losses), tax	33	47	57	152
Reclassification adjustment included in net income, tax	40	90	114	268
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	(2,058)	2,093	(6,411)	2,542
Reclassification adjustment included in net income, tax	(188)	(90)	(1,392)	(73)
Debt valuation adjustments
Net unrealized gains (losses), tax	(5)	34	12	230
Reclassification adjustment included in net income, tax	¥ (3)	¥ (8)	¥ (9)	¥ (19)